Basis of preparation and changes to the Company's accounting policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of material accounting policies
Schedule of exchange rates used for translation of financial statements

	For the
	Three Months Ended June 30,		Six Months Ended June 30,		Year Ended December 31,
	2024	2023	2024	2023	2023
CHF/USD
Closing rate, USD 1	0.909	0.908	0.909	0.908	0.851
Weighted average exchange rate, USD 1	0.914	0.908	0.898	0.921	0.908